Fair value measurement	12 Months Ended
Dec. 31, 2012
Fair value measurement
Fair value measurement

6. Fair value measurement

        As of December 31, 2011 and 2012, information about inputs into the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	312,772,838	—	312,772,838	—
Money market fund	896,416	896,416	—	—
Restricted cash	535,500,431	—	535,500,431	—
Short-term investments:
Available-for-sale securities	40,000,000	—	40,000,000	—
Time deposits	99,517,875	—	99,517,875	—
Long-term time deposits	293,892,575	—	293,892,575	—
Restricted time deposit	125,717,425	—	125,717,425	—

Total assets	1,408,297,560	896,416	1,407,401,144	—

		Fair value measurement at reporting date using
Description	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	136,987,337	—	136,987,337	—
Money market fund	629,374	629,374	—	—
Restricted cash	891,462,180	—	891,462,180	—
Short-term investments:
Available-for-sale securities	967,792,000	—	967,792,000	—
Time deposits	541,092,886	—	541,092,886	—
Long-term time deposits	51,465,395	—	51,465,395	—
Restricted time deposit	7,814,450	—	7,814,450	—

Total assets	2,597,243,622	629,374	2,596,614,248	—

        When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports on its balance sheet at fair value on a recurring basis.

        Money market fund. The Group values its money market fund using observable inputs that reflect quoted prices for securities with identical characteristics, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

        Available-for-sale securities. The Group's available-for-sale securities consisted of structured deposits with certain financial institutions. Available-for-sale securities are valued using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2.

        Time deposits. The Group values its time deposits put in certain bank account using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

        Restricted cash and restricted time deposit. Restricted cash and restricted time deposits are valued based on the pervasive interest rate in the market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

        Short-term receivables and payables. Accounts receivable and prepayments and other assets are financial assets with carrying values that approximate fair value due to their short term nature. Accounts payable, short-term bank loans, advance from customers, accrued expenses and other liabilities and deferred revenue are financial liabilities with carrying values that approximate fair value due to their short term nature. The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. The Group estimated fair values of other short-term receivables and payables using the discounted cash flow method. The Group classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

        Prepayments and other assets in non-current assets and long-term payables. Prepayments and other assets in non-current assets are financial assets with carrying values that approximate fair value due to the change in fair value after considering the discount rate. Long-term deferred revenues and other long-term liabilities are financial liabilities with carrying values that approximate fair value due to the change in fair value after considering the discount rate. The Group estimated fair values of prepayments and other assets, long-term deferred revenues and other long-term liabilities using the discounted cash flow method. The Group classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.